UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
[_]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________ to __________.
Date of Report (Date of earliest event reported):  ___________
Commission File Number of securitizer:  ___________
Central Index Key Number of securitizer:  ___________

(Name and telephone number, including area code, of the person to contact in connection with this filing)
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): [_]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): [_]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): [_]

[X]       Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).
Central Index Key Number of securitizer:  0001850564
Golub Capital Partners ABS Funding 2024-1
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):  ___________
Central Index Key Number of underwriter (if applicable):  ___________
Joseph LaBaw – (980) 231-5341
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT
PART I:  REPRESENTATION AND WARRANTY INFORMATION
N/A
PART II:  FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
See Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated January 19, 2024, of Deloitte & Touche LLP, attached as Exhibit 99.1 to this report.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Date: January 31, 2024	GCP HS FUND (Securitizer) By: GC Investment Management LLC, its Manager By: /s/ Dawn Nelson Name: Dawn Nelson Title: Authorized Signatory

EXHIBIT INDEX
Exhibit Number	Description
Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated January 19, 2024, of Deloitte & Touche LLP.